Subsequent Events (Details) - Forecast [Member] - $ / shares shares in Thousands	Apr. 22, 2025	Apr. 07, 2025
Subsequent Events [Line Items]
Common shares, par value	$ 1
Common shares held (in Shares)		20
Consecutive business days	10 years
Minimum [Member]
Subsequent Events [Line Items]
Common shares, par value		$ 0.021848
Maximum [Member]
Subsequent Events [Line Items]
Common shares, par value		$ 0.43696